Sales and advertising expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sales and advertising expense
Employee benefits expense - Sales and advertising	€ 8,183	€ 5,830	€ 5,125
Sales and advertising campaigns	47,836	40,186	31,819
Sales and advertising expense	€ 56,019	€ 46,016	€ 36,944